RELATED PARTIES AND SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties And Shareholders
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

The following transactions arose with related parties:

	Year ended December 31, 2025				Amounts owing by (to) as of
	Directors Fees	Consulting Fees/Salaries	Share based awards	Total	December 31, 2025
Chairman and former CEO	$-	$578	$-	$578	$(61)
Director and CEO	-	1,161	9,035	10,196	(63)
CFO	-	34	8	42	(3)
Directors	21	-	21	42	(2)
	$21	$1,773	$9,064	$10,858	$(129)

	Year ended December 31, 2024				Amounts owing by (to) as of
	Directors Fees	Consulting Fees/Salaries	Share based awards	Total	December 31, 2024
Chairman and former CEO	$-	$730	$-	$730	$(44)
Director and CEO	-	543	249	792	(27)
Former CFO	-	90	-	90	-
CFO	14	19	34	67	(2)
Directors	19	-	63	82	(4)
	$33	$1,382	$346	$1,761	$(76)

	Year ended December 31, 2023				Amounts owing by (to) as of
	Directors Fees	Consulting Fees/Salaries	Share based awards	Total	December 31, 2023
Director and CEO	$-	$-	$-	$-	$462
Company controlled by CEO	-	1,235	-	1,235	(103)
CFO	-	96	-	96	(9)
Directors	32	325	263	620	(30)
	$32	$1,656	$263	$1,951	$(142)

(1)	The Company’s former CEO has a consulting agreement with the Company pursuant to which he earns $27 per month.

(2)	The Company’s CFO has a consulting agreement with the Company pursuant to which he earns $3 (CAD$4) per month.

(3)	The Company’s CEO has a consulting agreement with the Company pursuant to which he earns $50 per month.

(4)	Three non-executive directors, of which two earn directors’ fees of $1 per month.